Long-term Debt - Information Per Loan 1 (Details)	4 Months Ended		6 Months Ended	7 Months Ended	12 Months Ended					24 Months Ended
	Apr. 30, 2013 USD ($)	Apr. 29, 2013 USD ($)	Jul. 01, 2013 USD ($)	Aug. 06, 2013 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2014	Dec. 31, 2013	Dec. 20, 2013 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2014 USD ($)	Mar. 30, 2015 USD ($)	Jul. 17, 2013 USD ($)
Commerzbank $120,000 Facilitiy
Long-term debt [Line Items]
Initiation date					Dec. 27, 2007
Maximum borrowing capacity					$ 120,000,000
Vessels provided as collateral					The Commerzbank $120,000 Facility is secured by a first priority mortgage over the Star Gamma, Star Delta, Star Epsilon, Star Theta and Star Iris
Number of loan tranches					2
Commerzbank $120,000 Facilitiy | Tranche A
Long-term debt [Line Items]
Maximum borrowing capacity					$ 50,000,000
Number of installments					28
Frequency of payments					quarterly
Date of first required payment					Jan. 31, 2010
Balloon installment					$ 13,700,000
Commerzbank $120,000 Facilitiy | Tranche A - First four installments
Long-term debt [Line Items]
Number of installments					4
Repayment installment					$ 2,250,000
Commerzbank $120,000 Facilitiy | Tranche A - 5th Installment to 17th
Long-term debt [Line Items]
Number of installments					13
Repayment installment					$ 1,000,000
Commerzbank $120,000 Facilitiy | Tranche A - Last eleven installments
Long-term debt [Line Items]
Number of installments					11
Repayment installment					$ 1,300,000
Commerzbank $120,000 Facilitiy | Tranche B
Long-term debt [Line Items]
Maximum borrowing capacity					$ 70,000,000
Number of installments					28
Frequency of payments					quarterly
Date of first required payment					Jan. 31, 2010
Balloon installment					$ 12,000,000
Commerzbank $120,000 Facilitiy | Tranche B - First four installments
Long-term debt [Line Items]
Number of installments					4
Repayment installment					$ 4,000,000
Commerzbank $120,000 Facilitiy | Tranche B - Last twenty four installments
Long-term debt [Line Items]
Number of installments					24
Repayment installment					$ 1,750,000
Commerzbank $26,000 Facility
Long-term debt [Line Items]
Initiation date					Sep. 03, 2010
Maximum borrowing capacity					$ 26,000,000
Vessels provided as collateral					The Commerzbank $26,000 Facility was secured by a first priority mortgage over the Star Aurora vessel
Commerzbank $120,000 and $26,000 facilities - Supplemental Agreement
Long-term debt [Line Items]
Expiration date					Oct. 31, 2018
Waiver fee percentage			0.40%
Prepayment amount			$ 2,000,000
Amount of equity to be raised under debt instrument covenants			$ 30,000,000
Percent of quarterly installments deferred						50.00%	60.00%
Committed terms for refinancing, date					Jan. 08, 2018
Commerzbank $120,000 and $26,000 facilities - Second Supplemental Agreement
Long-term debt [Line Items]
Prepayment amount											$ 3,000,000
Credit Agricole $70,000 facility
Long-term debt [Line Items]
Initiation date					Jan. 20, 2011
Amount drawn down									$ 67,275,000
Maximum borrowing capacity					$ 70,000,000
Number of installments					28
Frequency of payments					quarterly
Vessels provided as collateral					The Credit Agricole $70,000 Facility is secured by a first priority mortgage over the Star Borealis and Star Polaris vessels
Number of loan tranches					2
Number of vessels financed					2
Credit Agricole $70,000 facility | Tranche A
Long-term debt [Line Items]
Expiration date					Aug. 31, 2018
Repayment installment					$ 485,400
Balloon installment					$ 19,558,200
Credit Agricole $70,000 facility | Tranche B
Long-term debt [Line Items]
Expiration date					Nov. 30, 2018
Repayment installment					$ 499,700
Balloon installment					$ 20,134,000
HSH Nordbank AG $64,500 facility
Long-term debt [Line Items]
Initiation date					Oct. 03, 2011
Maximum borrowing capacity					$ 64,500,000
Vessels provided as collateral					The HSH Nordbank AG $64,500 Facility is secured by a first priority mortgage over the Star Cosmo, Star Kappa, Star Zeta and Star Omicron vessels
Number of loan tranches					2
HSH Nordbank AG $64,500 facility | Tranche A
Long-term debt [Line Items]
Maximum borrowing capacity					$ 48,500,000
Expiration date					Sep. 30, 2016
Number of installments					20
Frequency of payments					quarterly
Date of first required payment					Jan. 31, 2012
Repayment installment					$ 1,250,000
Balloon installment					23,500,000
HSH Nordbank AG $64,500 facility | Tranche B
Long-term debt [Line Items]
Maximum borrowing capacity					$ 16,000,000
Expiration date					Sep. 30, 2014
Number of installments					12
Frequency of payments					quarterly
Date of first required payment					Jan. 31, 2012
Repayment installment					$ 1,333,000
HSH Nordbank AG $64,500 facility, Supplemental Agreement
Long-term debt [Line Items]
Prepayment amount												$ 6,590,000
Amount of equity to be raised under debt instrument covenants												$ 20,000,000
Periodic payments, amount deferred										$ 3,500,000
HSH Nordbank AG $64,500 facility, Supplemental Agreement | Tranche A
Long-term debt [Line Items]
Number of installments					7
Frequency of payments					quarterly
Date of first required payment					Apr. 30, 2013
Repayment installment	$ 224,000	$ 813,000
HSH Nordbank AG $64,500 Facility - Second Supplemental Agreement
Long-term debt [Line Items]
Expiration date					Aug. 31, 2018
HSH Nordbank AG $35,000 facility
Long-term debt [Line Items]
Initiation date					Feb. 06, 2014
Maximum borrowing capacity					$ 35,000
Expiration date					Feb. 28, 2021
Number of installments					28
Frequency of payments					quarterly
Vessels provided as collateral					The HSH Nordbank $35,000 Facility is secured by a first priority mortgage over the Star Challenger and Star Fighter vessels
Number of vessels financed					2
HSH Nordbank AG $35,000 facility | Tranche A
Long-term debt [Line Items]
Date of first required payment					May 31, 2014
Repayment installment					$ 312,500
Balloon installment					$ 8,750,000
HSH Nordbank AG $35,000 facility | Tranche B
Long-term debt [Line Items]
Date of first required payment					May 31, 2014
Repayment installment					$ 291,700
Balloon installment					$ 9,332,400
Deutsche Bank AG $39,000 facility
Long-term debt [Line Items]
Initiation date					Mar. 14, 2014
Maximum borrowing capacity					$ 39,000,000
Expiration date					Mar. 31, 2021
Vessels provided as collateral					The Deutsche Bank $39,000 Facility is secured by a first priority mortgage over the Star Sirius, Star Vega and Star Triumph vessels
Number of loan tranches					2
Number of vessels financed					2
Deutsche Bank AG $39,000 facility | Tranche A
Long-term debt [Line Items]
Maximum borrowing capacity					$ 19,500,000
Number of installments					28
Frequency of payments					quarterly
Date of first required payment					Jun. 30, 2014
Repayment installment					$ 390,000
Balloon installment					8,580,000
Deutsche Bank AG $39,000 facility | Tranche B
Long-term debt [Line Items]
Maximum borrowing capacity					$ 19,500,000
Number of installments					28
Frequency of payments					quarterly
Date of first required payment					Jun. 30, 2014
Repayment installment					$ 390,000
Balloon installment					$ 8,580,000
ABN $87,458 Facility
Long-term debt [Line Items]
Initiation date					Aug. 01, 2013
Maximum borrowing capacity					$ 34,458,000
Frequency of payments					quarterly
Vessels provided as collateral					The ABN AMRO $87,458 Facility is secured by a first-priority ship mortgage over the Big Bang, Strange Attractor, Big Fish and Pantagruel vessels
Number of loan tranches					4
Committed terms for refinancing, date					Feb. 13, 2018
ABN $87,458 Facility | Tranche A
Long-term debt [Line Items]
Amount drawn down				$ 20,350,000
Maximum borrowing capacity					$ 20,350,000
Expiration date					Sep. 30, 2017
ABN $87,458 Facility | Tranche B
Long-term debt [Line Items]
Amount drawn down				$ 14,108,000
Maximum borrowing capacity					$ 14,108,000
Expiration date					Aug. 31, 2018
ABN $87,458 Facility | Tranche C
Long-term debt [Line Items]
Amount drawn down								$ 53,000,000
Maximum borrowing capacity					$ 53,000,000
Expiration date					Dec. 31, 2018
Minimum | ABN $87,458 Facility
Long-term debt [Line Items]
Repayment installment					$ 248,000
Balloon installment					2,500,000
Maximum | ABN $87,458 Facility
Long-term debt [Line Items]
Repayment installment					550,000
Balloon installment					$ 12,813,000